Inspire Faithward Mid Cap Momentum ESG ETF

GLRY

Inspire Faithward Large Cap Momentum ESG ETF

FEVR

Each a series of Northern Lights Fund Trust IV (the “Funds”)

Supplement dated May 5, 2022

to the Prospectus, Summary Prospectuses and Statement of Additional Information (the “SAI”) dated March 30, 2022

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Effective immediately, Isaac Beckel no longer serves as Portfolio Manager of the Funds. Therefore, all references to Isaac Beckel are removed from the Funds’ Prospectus, Summary Prospectuses and SAI.

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You should read this Supplement in conjunction with the Funds’ Prospectus, SAI and Summary Prospectuses dated March 30, 2022, which provide information that you should know about each Fund before investing. The Funds’ Prospectus, SAI and Summary Prospectuses have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.